Income taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	$ 2,527	$ 1,945
Change through equity	(740)	(1)
Change through profit or loss	204	590
Exchange rate differences	(49)	(4)
Other components of deferred tax expense (income)	(5)	(3)
Net deferred asset (liability) at ending of period	1,937	2,527
Deferred tax assets and liabilities [abstract]
Deferred tax assets	2,011	2,579	$ 2,027
Deferred tax liabilities	(74)	(52)	$ (82)
Financial Instruments Classified As Fair Value Through Other Comprehensive Income Category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(68)	(43)
Change through equity	45	(23)
Change through profit or loss	(1)	(2)
Exchange rate differences	5
Net deferred asset (liability) at ending of period	(19)	(68)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,362	716
Change through profit or loss	(372)	646
Exchange rate differences	(16)
Net deferred asset (liability) at ending of period	974	1,362
Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,269	1,246
Change through equity	17	(7)
Change through profit or loss	396	19
Exchange rate differences	(68)	11
Net deferred asset (liability) at ending of period	1,614	1,269
Business realignment charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	9	10
Change through profit or loss	2	(1)
Net deferred asset (liability) at ending of period	11	9
Tax loss and tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	204	202
Change through profit or loss	40	2
Exchange rate differences	(2)
Net deferred asset (liability) at ending of period	242	204
Deferred (income) expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(104)	(15)
Change through equity	6	5
Change through profit or loss	205	(93)
Exchange rate differences	3	(1)
Net deferred asset (liability) at ending of period	110	(104)
Premises and equipment and intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(784)	(831)
Change through profit or loss	(82)	60
Exchange rate differences	30	(10)
Other components of deferred tax expense (income)		(3)
Net deferred asset (liability) at ending of period	(836)	(784)
Pension and post employment related [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	592	631
Change through equity	(796)	20
Change through profit or loss	45	(59)
Exchange rate differences	(4)
Net deferred asset (liability) at ending of period	(163)	592
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	47	29
Change through equity	(12)	4
Change through profit or loss	(29)	18
Exchange rate differences	3	(4)
Other components of deferred tax expense (income)	(5)
Net deferred asset (liability) at ending of period	$ 4	$ 47